Fair Value of Financial Instruments (Fair Value Hierarchy) (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Liabilities:
Debt	$ 77,369	$ 29,591	$ 0
Money Market Funds
Liabilities:
Fair value	165,242	108,228	43,572
Fair Value, Inputs, Level 1
Liabilities:
Debt	0	0	0
Fair Value, Inputs, Level 1 | Money Market Funds
Liabilities:
Fair value	165,242	108,228	43,572
Fair Value, Inputs, Level 2
Liabilities:
Debt	77,369	29,591	0
Fair Value, Inputs, Level 2 | Money Market Funds
Liabilities:
Fair value	0	0	0
Fair Value, Inputs, Level 3
Liabilities:
Debt	0	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
Liabilities:
Fair value	$ 0	$ 0	$ 0